Other receivables and prepaid expenses (Tables)	12 Months Ended
Oct. 31, 2025
Receivables [Abstract]
Schedule of other receivables and prepaid expenses

	October 31, 2025	October 31, 2024

Other receivables	$3,900	$–
Prepaid expenses	18,995	18,050
Total	$22,895	$18,050